Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt [Abstract]
Total	$ 81,250	$ 65,000
Unamortized debt issuance costs	(949)	(1,306)
Total debt	80,301	63,694
PNC Loan Facility [Member]
Long-term Debt [Abstract]
Total	$ 81,250	$ 65,000